Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 99,757.53
Total Fee Amount	99,757.53
Total Transaction Valuation	722,357,232.80
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A